Property and equipment, net	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 9 – Property and equipment, net

Property and equipment, net consist of the following:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)
Office equipment	$178,406	$167,257
Leasehold improvement	12,021	11,299
Subtotal	190,427	178,556

Less: accumulated depreciation	(83,840)	(90,844)
Total	$106,587	$87,712

Depreciation expense for the six months ended June 30, 2025 and 2024 amounted to $10,297 and $2,327, respectively.